Consolidated statements of financial position - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Non-current assets
Property, plant and equipment	¥ 1,436,939	¥ 769,306	¥ 534,634
Right-of-use assets	4,172,083	2,900,860	2,552,600
Intangible assets	8,802	19,554	25,277
Goodwill	21,418	21,643	21,069
Deferred tax assets	181,948	104,130	161,617
Other investments	123,399	90,603	73,870
Trade and other receivables	341,288	135,796	74,641
Term deposits	140,183	100,000	100,000
Interests in equity-accounted investees	38,567	15,783
Total non-current assets	6,464,627	4,157,675	3,543,708
Current assets
Other investments	100,000	252,866	205,329
Inventories	2,750,389	1,922,241	1,450,519
Trade and other receivables	2,207,013	1,518,357	1,150,156
Cash and cash equivalents	6,328,121	6,415,441	6,489,213
Restricted cash	1,026	7,970	27,073
Term deposits	268,952	210,759	581,715
Total current assets	11,655,501	10,327,634	9,904,005
Total assets	18,120,128	14,485,309	13,447,713
EQUITY
Share capital	94	95	95
Additional paid-in capital	4,683,577	6,331,375	7,254,871
Other reserves	1,329,126	1,114,568	1,106,718
Retained earnings	4,302,177	1,722,157	539,331
Equity attributable to equity shareholders of the Company	10,314,974	9,168,195	8,901,015
Non-controlling interests	40,548	23,022	17,253
Total equity	10,355,522	9,191,217	8,918,268
Non-current liabilities
Contract liabilities	35,145	40,954	46,754
Loans and borrowings	4,310	6,533	7,215
Other payables	59,842	12,411
Lease liabilities	1,903,137	797,986	556,801
Deferred income	34,983	29,229	33,080
Total non-current liabilities	2,037,417	887,113	643,850
Current liabilities
Loans and borrowings	566,955	726
Trade and other payables	3,943,988	3,389,826	3,019,302
Contract liabilities	323,292	324,028	292,887
Lease liabilities	635,357	447,319	328,933
Deferred income	5,376	6,644	6,778
Current taxation	252,221	238,436	237,695
Total current liabilities	5,727,189	4,406,979	3,885,595
Total liabilities	7,764,606	5,294,092	4,529,445
Total equity and liabilities	¥ 18,120,128	¥ 14,485,309	¥ 13,447,713